DISCONTINUED OPERATIONS - held for sale (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Discontinued operations:
Cash and cash equivalents	$ 66,635	$ 26,093	$ 26,093	$ 17,988	$ 9,927
Current trade and other receivables, net	344,080		403,907
Income taxes recoverable	4,928		6,641
Other current assets	143,145		203,270
Total current assets	606,947		694,378
Property and equipment	20,638		28,794
Intangible assets	86,618		98,266
Assets classified as held for sale	2,571		7,611
Trade and other payables	472,763		685,665
Provisions	5,945		1,529
Liabilities classified as held for sale	2,712		4,906
Discontinued operations
Discontinued operations:
Cash and cash equivalents	1,784		898
Current trade and other receivables, net	702		4,978
Income taxes recoverable	16		12
Other current assets	69		1,140
Total current assets	2,571		7,028
Property and equipment			38
Intangible assets			545
Trade and other payables	1,690		4,823
Deferred revenue	83		83
Provisions	939
Discontinued operations | Classified as held for sale
Discontinued operations:
Assets classified as held for sale	2,571		7,611
Liabilities classified as held for sale	$ 2,712		$ 4,906